Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of capital commitments and contingent liabilities

	2020	2019
	£m	£m
Future capital expenditure
Contracted for but not provided	2,629	1,973
Energy purchase commitments¹
Less than 1 year	1,365	1,353
In 1 to 2 years	890	779
In 2 to 3 years	973	651
In 3 to 4 years	955	827
In 4 to 5 years	861	862
More than 5 years	11,314	11,237
	16,358	15,709
Guarantees²
Guarantee of sublease for US property (expires 2040)	173	173
Guarantees of certain obligations of Grain LNG (expire up to 2025)	34	39
Guarantees of certain obligations for construction of HVDC West Coast Link (expected expiry 2020)	92	139
Guarantees of certain obligations of Nemo Link Limited (expired 2019)	—	19
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)²	683	865
Guarantees of certain obligations of St William Homes LLP (various expiry dates)³	30	22
Guarantees of certain obligations for construction of IFA 2 (expected expiry 2022)²	564	505
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)	1,096	872
Other guarantees and letters of credit (various expiry dates)	150	341
	2,822	2,975

2019
£m
Operating lease commitments
Less than 1 year	43
In 1 to 2 years	39
In 2 to 3 years	34
In 3 to 4 years	35
In 4 to 5 years	27
More than 5 years	123
301

1.
Energy purchase commitments relate to contractual commitments to purchase electricity or gas that are used to satisfy physical delivery requirements to our customers or for energy that we use ourselves (i.e. normal purchase, sale or usage) and hence are accounted for as ordinary purchase contracts (see note 32(f)). Details of commodity contract derivatives that do not meet the normal purchase, sale or usage criteria, and hence are accounted for as derivative contracts, are shown in note 17(b).

2.
Included within total guarantees are guarantees to both joint ventures and Engineering, Procurement and Construction contractors regarding the construction of interconnectors of £358 million (2019: £470 million).

3.	Includes guarantees to related parties.